Joint operations (Details Textual) $ in Millions			12 Months Ended
	Dec. 11, 2017 USD ($)	Jul. 03, 2016	Dec. 31, 2016 COP ($)	Dec. 31, 2017 COP ($)	Dec. 11, 2017 COP ($)	Dec. 11, 2017 USD ($)	Jul. 01, 2016 USD ($)
Disclosure of joint operations [line items]
Investments in joint ventures			$ 1,303,157,000,000	$ 1,105,282,000,000
MCX Exploration USA LLC [Member] | K2 oil field [Member]
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired					11.60%	11.60%
Proportion of voting rights held in joint operation	20.80%		9.20%
Identifiable assets acquired liabilities assumed net of deferred taxes						$ 146.0
Consideration transferred, acquisition-date fair value net of deferred taxes						98.0
Cash transferred				141,950,000,000		47.6
Identifiable assets acquired (liabilities assumed)						198.4
Consideration transferred, acquisition-date fair value					$ 451,095	$ 150.8
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 0.2
Equion Energia Limited [Member]
Disclosure of joint operations [line items]
Investments in joint ventures			$ 902,747,000,000	$ 761,039,000,000
Cusiana Planta de gas Contract [Member] | Equion Energia Limited [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		98.00%
Cusiana Planta de gas Contract [Member] | Contract where Entity is operator [Member] | Equion and Emerald [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		2.00%
BOMT contracts [member]
Disclosure of joint operations [line items]
Investments in joint ventures							$ 46.0